Share-based compensation (Details)	12 Months Ended
	Dec. 31, 2021 CHF (SFr) SFr / shares shares	Dec. 31, 2021 CHE shares	Dec. 31, 2020 CHF (SFr) SFr / shares shares	Dec. 31, 2019 CHF (SFr) shares	Dec. 31, 2021 CHE	Dec. 31, 2019 CHE
Share-based compensation (Details) [Line Items]
Options granted (in Shares) | shares	342,263	342,263	726,637	390,620
Share based payment | SFr	SFr 1,206,303		SFr 368,793	SFr 228,920
Total expense recognized for equity-settled share-based payment transactions		CHE 1,223,696	351,401	SFr 226,601
Purchase of intangibles was capitalized			SFr 0		CHE 0	CHE 2,319
Bottom of range [member]
Share-based compensation (Details) [Line Items]
Stock options exercise price (in Francs per share)	SFr 0.75		SFr 0.73
Top of range [member]
Share-based compensation (Details) [Line Items]
Stock options exercise price (in Francs per share)	SFr 28.79		SFr 27.93